Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Interactive Brokers Group, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX. | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Interactive Brokers Group, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.